Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 5.5%
ANZ Group Holdings Ltd.	171,908	$ 3,028,983
APA Group	83,617	359,984
ASX Ltd.	12,187	490,077
BlueScope Steel Ltd.	64,170	742,005
Brambles Ltd.	92,167	1,096,156
CAR Group Ltd.	24,284	540,413
Cochlear Ltd.	4,040	723,477
Coles Group Ltd.(1)	98,905	1,154,572
Commonwealth Bank of Australia	88,746	8,397,248
Computershare Ltd.	27,941	586,942
CSL Ltd.	31,065	5,419,313
Endeavour Group Ltd.(1)	92,526	240,032
Fortescue Ltd.	212,685	2,394,953
Goodman Group	112,870	2,481,103
Insurance Australia Group Ltd.	135,051	706,347
Macquarie Group Ltd.	20,703	2,831,403
Medibank Pvt Ltd.	169,618	397,567
National Australia Bank Ltd.	176,620	4,046,775
NEXTDC Ltd.(2)	35,571	330,914
Northern Star Resources Ltd.	174,030	1,653,489
Orica Ltd.	32,711	335,335
Pilbara Minerals Ltd.(1)(2)	379,956	512,851
Pro Medicus Ltd.	3,214	496,474
Qantas Airways Ltd.(2)	56,530	312,946
QBE Insurance Group Ltd.	90,738	1,077,593
Ramsay Health Care Ltd.	12,004	256,156
REA Group Ltd.(1)	3,413	491,006
Reece Ltd.	13,514	186,688
Scentre Group	306,402	648,607
SGH Ltd.	11,602	330,047
Sonic Healthcare Ltd.	28,021	467,359
South32 Ltd.	698,124	1,464,374
Stockland	140,481	416,674
Suncorp Group Ltd.	74,479	875,040
Telstra Group Ltd.	254,495	630,715
Transurban Group	181,769	1,502,322
Vicinity Ltd.	215,492	279,284
Wesfarmers Ltd.	64,478	2,848,481
Westpac Banking Corp.	198,250	3,957,264
WiseTech Global Ltd.	11,064	825,963
Woolworths Group Ltd.	84,554	1,593,900
		$57,130,832
Austria — 0.3%
ANDRITZ AG	4,246	$215,518
BAWAG Group AG(3)	3,368	283,704
Erste Group Bank AG	16,028	992,070
OMV AG	20,613	799,407
Verbund AG	3,096	224,351
Security	Shares	Value
Austria (continued)
voestalpine AG	14,344	$ 272,333
		$ 2,787,383
Belgium — 0.7%
Ackermans & van Haaren NV	1,308	$ 257,946
Ageas SA	7,568	367,957
Anheuser-Busch InBev SA	57,410	2,874,169
Azelis Group NV	7,925	156,001
Colruyt Group NV	3,100	116,652
D'ieteren Group	906	150,711
Elia Group SA	1,495	115,029
Groupe Bruxelles Lambert NV	3,345	228,717
KBC Group NV	10,695	825,753
Liberty Global Ltd., Class A(2)	22,806	291,004
Sofina SA	788	177,874
Syensqo SA	3,282	239,684
UCB SA	6,421	1,278,188
Umicore SA	10,753	110,992
Warehouses De Pauw CVA	8,082	158,878
		$7,349,555
Canada — 10.4%
Agnico Eagle Mines Ltd.	44,559	$3,486,107
Alimentation Couche-Tard, Inc.	57,554	3,191,906
AltaGas Ltd.	45,884	1,068,696
Bank of Montreal	43,747	4,247,030
Bank of Nova Scotia(1)	73,753	3,960,481
BCE, Inc.(1)	20,902	484,507
Brookfield Asset Management Ltd., Class A	21,507	1,166,431
Brookfield Corp.	86,390	4,965,419
CAE, Inc.(2)	20,658	524,552
Cameco Corp.	48,963	2,517,552
Canadian Imperial Bank of Commerce	53,387	3,377,147
Canadian National Railway Co.	41,684	4,232,922
Canadian Pacific Kansas City Ltd.	63,909	4,627,395
Canadian Tire Corp. Ltd., Class A(1)	3,361	353,578
CCL Industries, Inc., Class B	10,684	549,641
Celestica, Inc.(2)	7,627	703,884
CGI, Inc.	13,344	1,460,047
Constellation Software, Inc.	1,289	3,985,870
Descartes Systems Group, Inc.(2)	5,698	647,712
Dollarama, Inc.	16,072	1,568,458
Element Fleet Management Corp.	27,674	559,467
Emera, Inc.	19,211	718,082
Empire Co. Ltd., Class A	11,152	340,507
FirstService Corp.	2,767	501,234
Fortis, Inc.	31,815	1,322,001
George Weston Ltd.	3,990	620,491
GFL Environmental, Inc.	13,439	599,096
Gildan Activewear, Inc.	9,372	441,070
Great-West Lifeco, Inc.	17,651	585,358

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Hydro One Ltd.(3)	19,532	$ 601,539
iA Financial Corp., Inc.	5,434	503,990
IGM Financial, Inc.	4,844	154,710
Intact Financial Corp.	10,652	1,939,510
Ivanhoe Mines Ltd., Class A(2)	108,878	1,292,190
Kinross Gold Corp.	185,454	1,722,363
Loblaw Cos. Ltd.	11,027	1,451,165
Lundin Mining Corp.(1)	99,241	854,020
Magna International, Inc.	2,513	105,034
Magna International, Inc.(1)	19,414	811,311
Manulife Financial Corp.	105,009	3,225,989
Metro, Inc.	15,654	981,744
National Bank of Canada	20,010	1,824,140
Nutrien Ltd.	35,974	1,609,689
Open Text Corp.	18,636	527,401
Power Corp. of Canada(1)	31,466	981,554
RB Global, Inc.(1)	11,988	1,082,002
Rogers Communications, Inc., Class B	24,741	760,586
Royal Bank of Canada	75,855	9,146,189
Saputo, Inc.	17,192	298,882
Shopify, Inc., Class A(2)	68,657	7,300,299
Stantec, Inc.	7,224	566,783
Sun Life Financial, Inc.	33,946	2,015,577
Teck Resources Ltd., Class B	58,720	2,380,745
TELUS Corp.(2)	31,329	424,782
TFI International, Inc.	5,742	775,906
Thomson Reuters Corp.	8,710	1,398,617
TMX Group Ltd.	17,677	544,532
Toromont Industries Ltd.	6,349	501,931
Toronto-Dominion Bank	105,140	5,597,665
Waste Connections, Inc.	15,887	2,725,475
West Fraser Timber Co. Ltd.	3,117	270,077
WSP Global, Inc.	8,434	1,484,201
		$108,667,239
Denmark — 2.3%
Ambu AS, Class B	10,357	$149,939
AP Moller - Maersk AS, Class B	235	390,984
Carlsberg AS, Class B	5,390	517,670
Coloplast AS, Class B	6,785	743,379
Danske Bank AS	29,202	827,955
Demant AS(2)	4,371	160,880
DSV AS	10,393	2,213,351
Genmab AS(2)	3,409	711,944
GN Store Nord AS(2)	6,527	121,522
Jyske Bank AS	1,791	127,208
Novo Nordisk AS, Class B	164,970	14,233,913
Novonesis (Novozymes), Class B	19,929	1,129,308
Orsted AS(2)(3)	9,621	434,424
Pandora AS	3,421	625,891
Rockwool AS, Class B	398	141,623
Security	Shares	Value
Denmark (continued)
Tryg AS	13,647	$ 287,874
Vestas Wind Systems AS(2)	56,193	770,794
Zealand Pharma AS(2)	3,333	331,550
		$ 23,920,209
Finland — 0.8%
Elisa OYJ	6,281	$ 272,615
Fortum OYJ	23,984	335,744
Kesko OYJ, Class B	18,070	340,933
Kone OYJ, Class B	17,107	833,968
Metso OYJ	34,987	325,714
Neste OYJ(1)	60,717	768,387
Nokia OYJ	268,018	1,185,554
Nordea Bank Abp	165,237	1,799,947
Orion OYJ, Class B	6,550	290,557
Sampo OYJ, Class A	24,031	981,544
Stora Enso OYJ, Class R(1)	33,759	339,751
UPM-Kymmene OYJ	29,412	808,818
Valmet OYJ(1)	7,840	190,034
Wartsila OYJ Abp	24,526	434,666
		$8,908,232
France — 8.5%
Accor SA	10,017	$487,203
Air Liquide SA	36,597	5,949,197
Alstom SA(2)	21,480	479,285
Amundi SA(3)	4,060	270,196
Arkema SA	3,932	299,195
AXA SA	91,386	3,252,392
BioMerieux	2,430	260,084
BNP Paribas SA	52,533	3,225,356
Bouygues SA	11,856	351,063
Bureau Veritas SA	19,890	604,262
Canal & France SA(1)(2)	38,208	90,237
Capgemini SE	9,207	1,503,757
Carrefour SA	33,800	481,069
Cie de Saint-Gobain SA	40,850	3,629,997
Cie Generale des Etablissements Michelin SCA	41,596	1,368,734
Covivio SA	2,495	126,456
Credit Agricole SA	53,163	731,497
Danone SA	41,896	2,831,320
Dassault Systemes SE	38,802	1,342,701
Edenred SE	15,482	508,986
Eiffage SA	3,806	333,753
Elis SA	12,454	243,764
Engie SA	104,256	1,653,437
EssilorLuxottica SA	17,055	4,160,222
Eurazeo SE	1,825	136,125
Eurofins Scientific SE	8,492	433,112
Gecina SA	2,588	242,457
Getlink SE	19,320	308,071

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Hermes International SCA	1,796	$ 4,309,268
Ipsen SA	1,880	215,487
Kering SA	3,566	880,785
Klepierre SA	11,318	325,952
Legrand SA	15,532	1,510,818
L'Oreal SA	12,154	4,302,551
Louis Hachette Group(1)(2)	38,208	59,762
LVMH Moet Hennessy Louis Vuitton SE	13,353	8,783,506
Neoen SA(3)	3,716	152,661
Nexans SA	1,893	204,504
Orange SA(1)	119,080	1,188,159
Pernod Ricard SA	13,014	1,470,411
Publicis Groupe SA	15,110	1,608,605
Renault SA	11,932	580,896
Rexel SA	14,220	362,176
Safran SA	21,347	4,677,287
Sanofi SA	67,050	6,517,982
Sartorius Stedim Biotech	1,493	291,477
Schneider Electric SE	33,377	8,309,397
SCOR SE	7,381	180,813
SEB SA	1,385	125,161
Societe Generale SA	41,008	1,150,909
Sodexo SA(1)	4,875	402,242
Sopra Steria Group	871	154,395
SPIE SA	6,201	192,838
Teleperformance SE	3,016	258,692
Thales SA	5,951	854,536
Unibail-Rodamco-Westfield(2)	7,552	568,776
Veolia Environnement SA	38,296	1,074,490
Verallia SA(3)	4,023	101,037
Vinci SA	27,407	2,821,730
Vivendi SE	38,208	101,053
		$89,042,284
Germany — 7.2%
adidas AG	8,723	$2,145,546
Allianz SE	20,305	6,241,001
Bayerische Motoren Werke AG	20,762	1,698,122
Bechtle AG	4,581	146,923
Beiersdorf AG	4,879	628,225
BioNTech SE ADR(2)	3,476	396,090
Brenntag SE	6,809	409,484
Carl Zeiss Meditec AG	1,767	82,724
Commerzbank AG	46,088	756,879
Continental AG	6,015	405,311
Covestro AG(2)	11,397	684,724
CTS Eventim AG & Co. KGaA	3,411	288,349
Daimler Truck Holding AG	30,433	1,165,647
Delivery Hero SE(2)(3)	12,220	344,803
Deutsche Boerse AG	9,241	2,128,721
Deutsche Lufthansa AG	32,660	209,896
Security	Shares	Value
Germany (continued)
Deutsche Post AG	54,695	$ 1,930,863
Deutsche Telekom AG	193,039	5,784,042
E.ON SE	124,117	1,445,721
Evonik Industries AG	13,617	236,691
Fraport AG Frankfurt Airport Services Worldwide(2)	1,989	120,988
FUCHS SE, PFC Shares	5,354	231,350
GEA Group AG	9,201	457,043
Hannover Rueck SE	3,264	817,368
Heidelberg Materials AG	18,706	2,311,370
Henkel AG & Co. KGaA	14,956	1,152,352
Infineon Technologies AG	72,895	2,379,419
KION Group AG	3,562	117,608
Knorr-Bremse AG	3,492	253,454
LEG Immobilien SE	3,735	316,798
Mercedes-Benz Group AG	45,735	2,549,805
Merck KGaA	7,571	1,101,754
MTU Aero Engines AG	3,234	1,080,142
Muenchener Rueckversicherungs-Gesellschaft AG	6,946	3,511,307
Nemetschek SE	2,720	264,226
Puma SE	4,756	218,685
Qiagen NV(2)	13,139	585,080
SAP SE	57,413	14,122,111
Scout24 SE(3)	4,026	355,250
Siemens AG	45,803	8,931,338
Siemens Energy AG(2)	38,943	2,066,767
Siemens Healthineers AG(3)	15,464	816,605
Symrise AG	8,191	873,755
Talanx AG(2)	3,112	264,680
Volkswagen AG	13,738	1,308,205
Vonovia SE	44,254	1,347,218
Zalando SE(2)(3)	11,463	383,474
		$75,067,914
Hong Kong — 1.4%
AIA Group Ltd.	617,983	$4,438,886
BOC Hong Kong Holdings Ltd.	189,850	606,217
Chow Tai Fook Jewellery Group Ltd.	128,000	110,147
CK Infrastructure Holdings Ltd.	31,500	233,838
CLP Holdings Ltd.	96,000	805,180
ESR Group Ltd.(3)	133,400	204,650
Hang Seng Bank Ltd.(1)	41,079	503,170
Henderson Land Development Co. Ltd.	71,355	216,309
HKT Trust & HKT Ltd.	171,000	211,189
Hong Kong Exchanges & Clearing Ltd.	67,999	2,545,116
Hongkong Land Holdings Ltd.	62,000	276,079
Lenovo Group Ltd.	488,000	627,354
Link REIT	165,200	694,750
MTR Corp. Ltd.	103,876	360,850
Sino Land Co. Ltd.	178,000	179,609
Sun Hung Kai Properties Ltd.	94,301	897,306
Swire Pacific Ltd., Class A	24,393	220,600

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	79,993	$ 1,051,583
WH Group Ltd.(3)	535,041	412,321
Wharf Holdings Ltd.	63,779	178,956
Wharf Real Estate Investment Co. Ltd.	88,000	223,830
		$ 14,997,940
Ireland — 1.1%
AIB Group PLC	132,481	$ 732,607
Bank of Ireland Group PLC	71,851	655,241
DCC PLC	15,346	983,311
Experian PLC	63,021	2,708,632
Glanbia PLC	12,266	169,375
ICON PLC(2)	6,135	1,286,571
James Hardie Industries PLC, CDI(2)	64,290	1,981,466
Kerry Group PLC, Class A	12,561	1,211,464
Kingspan Group PLC	23,647	1,719,078
		$11,447,745
Israel — 0.7%
Bank Hapoalim BM	93,411	$1,127,671
Check Point Software Technologies Ltd.(2)	7,117	1,328,744
CyberArk Software Ltd.(2)	3,369	1,122,382
Mizrahi Tefahot Bank Ltd.	10,489	454,058
Monday.com Ltd.(2)	3,261	767,770
Nice Ltd.(2)	5,338	906,517
Nova Ltd.(2)	2,782	547,915
Wix.com Ltd.(2)	4,522	970,195
		$7,225,252
Italy — 2.1%
A2A SpA	77,405	$171,865
Amplifon SpA	8,729	224,929
Banca Generali SpA	3,139	146,155
Banca Mediolanum SpA	12,598	150,171
Banca Monte dei Paschi di Siena SpA	73,247	519,203
Banco BPM SpA	68,872	557,629
BPER Banca SpA	62,930	401,356
Brunello Cucinelli SpA	1,844	201,437
De' Longhi SpA(1)	3,828	119,831
DiaSorin SpA	1,327	136,873
Enel SpA	496,934	3,546,206
FinecoBank Banca Fineco SpA	35,578	620,933
Generali	59,866	1,693,722
Hera SpA	48,247	171,746
Infrastrutture Wireless Italiane SpA(3)	24,796	251,883
Interpump Group SpA	4,690	208,000
Intesa Sanpaolo SpA	867,347	3,478,768
Mediobanca Banca di Credito Finanziario SpA	33,998	496,505
Moncler SpA	13,054	689,127
Nexi SpA(2)(3)	39,465	219,668
Poste Italiane SpA(3)	24,116	341,074
Security	Shares	Value
Italy (continued)
PRADA SpA	34,400	$ 264,736
Prysmian SpA	21,080	1,349,042
Recordati Industria Chimica e Farmaceutica SpA	5,927	310,719
Reply SpA	1,181	187,735
Snam SpA	122,821	544,435
Telecom Italia SpA(1)(2)	1,017,503	260,049
Terna - Rete Elettrica Nazionale	93,716	740,527
UniCredit SpA	87,670	3,511,038
Unipol Gruppo SpA	23,330	291,357
		$21,806,719
Japan — 17.0%
Advantest Corp.	43,500	$2,473,359
Aeon Co. Ltd.	33,379	781,182
AGC, Inc.	28,155	822,434
Aisin Corp.	25,800	288,242
Ajinomoto Co., Inc.	28,008	1,140,229
ANA Holdings, Inc.	9,256	167,992
Asahi Group Holdings Ltd.	98,700	1,035,431
Asahi Kasei Corp.	77,800	536,060
Asics Corp.	32,300	630,101
Astellas Pharma, Inc.	108,171	1,050,419
Bandai Namco Holdings, Inc.	31,325	746,952
Bridgestone Corp.	34,900	1,173,097
Canon, Inc.	52,768	1,713,992
Capcom Co. Ltd.	19,000	413,317
Central Japan Railway Co.	48,035	901,403
Chiba Bank Ltd.	26,800	206,569
Chugai Pharmaceutical Co. Ltd.	39,056	1,721,633
Concordia Financial Group Ltd.	62,900	345,917
Dai Nippon Printing Co. Ltd.	23,358	326,864
Daifuku Co. Ltd.	18,000	369,809
Dai-ichi Life Holdings, Inc.	44,994	1,198,925
Daiichi Sankyo Co. Ltd.	101,839	2,786,645
Daikin Industries Ltd.	15,600	1,820,221
Daito Trust Construction Co. Ltd.	3,600	402,460
Daiwa House Industry Co. Ltd.	36,492	1,120,347
Daiwa Securities Group, Inc.	62,800	414,400
Denso Corp.	104,588	1,441,955
Dentsu Group, Inc.	13,500	324,413
Disco Corp.	5,600	1,485,553
East Japan Railway Co.	57,678	1,021,529
Ebara Corp.	27,500	421,922
Eisai Co. Ltd.	14,425	392,787
FANUC Corp.	58,955	1,540,079
Fast Retailing Co. Ltd.	9,626	3,247,250
Fuji Electric Co. Ltd.	8,500	454,424
FUJIFILM Holdings Corp.	65,500	1,355,170
Fujitsu Ltd.	102,880	1,807,250
Hankyu Hanshin Holdings, Inc.	14,200	370,115
Hikari Tsushin, Inc.	900	195,345

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Hitachi Construction Machinery Co. Ltd.	5,500	$ 121,898
HOYA Corp.	21,387	2,654,261
Hulic Co. Ltd.	19,900	172,847
Isetan Mitsukoshi Holdings Ltd.(1)	15,100	259,261
Isuzu Motors Ltd.	30,900	420,345
ITOCHU Corp.	64,400	3,166,830
Japan Airlines Co. Ltd.	7,300	115,080
Japan Exchange Group, Inc.	58,000	643,535
Japan Post Bank Co. Ltd.	73,800	697,532
Kajima Corp.	22,000	398,527
Kao Corp.	25,563	1,034,318
Kawasaki Heavy Industries Ltd.	8,800	400,873
KDDI Corp.	86,018	2,739,724
Keisei Electric Railway Co. Ltd.	45,500	408,560
Keyence Corp.	12,200	4,958,950
Kikkoman Corp.	49,645	551,266
Kirin Holdings Co. Ltd.	49,600	644,012
Komatsu Ltd.	54,146	1,475,064
Kubota Corp.	60,294	698,491
Kyocera Corp.	79,700	789,965
Kyowa Kirin Co. Ltd.	12,806	192,576
LY Corp.	151,700	401,108
M3, Inc.	24,900	215,755
Makita Corp.	11,792	358,583
Marubeni Corp.	83,200	1,248,713
MatsukiyoCocokara & Co.	15,600	227,119
MEIJI Holdings Co. Ltd.	13,142	267,225
MINEBEA MITSUMI, Inc.	21,400	342,788
Mitsubishi Chemical Group Corp.	91,560	462,435
Mitsubishi Electric Corp.	119,607	2,019,653
Mitsubishi Estate Co. Ltd.	58,308	809,417
Mitsubishi HC Capital, Inc.	43,000	283,380
Mitsubishi Heavy Industries Ltd.	197,600	2,755,323
Mitsubishi UFJ Financial Group, Inc.(4)	627,757	7,328,878
Mitsui Chemicals, Inc.	9,600	209,563
Mitsui Fudosan Co. Ltd.	141,300	1,130,022
Mizuho Financial Group, Inc.	131,558	3,211,665
MS&AD Insurance Group Holdings, Inc.	66,900	1,444,873
Murata Manufacturing Co. Ltd.	98,659	1,565,207
NEC Corp.	14,900	1,275,098
Nidec Corp.	47,360	850,664
Nintendo Co. Ltd.	62,790	3,657,000
Nippon Building Fund, Inc.(1)	410	318,778
Nippon Paint Holdings Co. Ltd.	54,745	353,457
Nippon Sanso Holdings Corp.	11,100	308,002
Nippon Telegraph & Telephone Corp.	1,791,900	1,789,864
Nissin Foods Holdings Co. Ltd.	13,497	326,067
Nitori Holdings Co. Ltd.	4,468	529,424
Nitto Denko Corp.	46,930	784,614
Nomura Holdings, Inc.	166,000	963,105
Nomura Research Institute Ltd.	21,700	637,146
Security	Shares	Value
Japan (continued)
NTT Data Group Corp.	32,335	$ 614,846
Obayashi Corp.	39,100	514,839
Olympus Corp.	72,500	1,082,442
Omron Corp.	12,482	420,282
Ono Pharmaceutical Co. Ltd.	22,822	237,611
Oracle Corp. Japan	2,126	203,472
Oriental Land Co. Ltd.	62,485	1,346,936
ORIX Corp.	62,867	1,350,627
Osaka Gas Co. Ltd.	21,800	476,801
Otsuka Corp.	13,176	301,332
Otsuka Holdings Co. Ltd.	25,820	1,404,606
Panasonic Holdings Corp.	126,900	1,296,994
Rakuten Group, Inc.(2)	80,400	433,153
Recruit Holdings Co. Ltd.	87,579	6,087,433
Renesas Electronics Corp.(2)	99,000	1,252,847
Resona Holdings, Inc.	108,133	779,506
SBI Holdings, Inc.	14,400	361,671
SCREEN Holdings Co. Ltd.	4,600	271,571
SCSK Corp.	8,000	167,439
SECOM Co. Ltd.	27,000	916,917
Seiko Epson Corp.	16,200	292,297
Sekisui Chemical Co. Ltd.	19,172	328,267
Sekisui House Ltd.	35,570	848,135
SG Holdings Co. Ltd.	15,600	149,122
Shimadzu Corp.	15,026	420,553
Shin-Etsu Chemical Co. Ltd.	107,285	3,533,659
Shionogi & Co. Ltd.	39,462	553,461
Shiseido Co. Ltd.	22,197	392,513
Shizuoka Financial Group, Inc.	24,800	201,131
SMC Corp.	3,732	1,449,215
SoftBank Corp.	1,678,800	2,119,213
SoftBank Group Corp.	56,990	3,256,737
Sompo Holdings, Inc.	48,011	1,243,978
Sony Group Corp.	362,400	7,637,774
Sumitomo Electric Industries Ltd.	40,473	723,554
Sumitomo Forestry Co. Ltd.	8,600	286,299
Sumitomo Mitsui Financial Group, Inc.	207,559	4,981,463
Sumitomo Mitsui Trust Group, Inc.	33,132	773,948
Suntory Beverage & Food Ltd.	8,300	263,707
Sysmex Corp.	25,678	470,798
T&D Holdings, Inc.	26,419	483,566
Takeda Pharmaceutical Co. Ltd.	93,252	2,468,595
TDK Corp.	116,210	1,496,620
Terumo Corp.	76,192	1,470,942
Toho Co. Ltd.	5,500	214,937
Tokio Marine Holdings, Inc.	94,400	3,387,839
Tokyo Electron Ltd.	26,878	4,040,282
Tokyo Gas Co. Ltd.	19,500	540,280
Tokyu Corp.	28,932	308,323
TOPPAN Holdings, Inc.	14,500	384,658
Toray Industries, Inc.	88,250	558,785

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Toyo Suisan Kaisha Ltd.	5,400	$ 366,192
Toyota Industries Corp.	9,275	745,946
Toyota Motor Corp.	558,315	10,901,231
Trend Micro, Inc.(2)	6,993	377,014
Unicharm Corp.	100,406	827,749
West Japan Railway Co.	33,120	586,617
Yakult Honsha Co. Ltd.	14,572	276,027
Yamaha Motor Co. Ltd.	50,175	442,077
Yaskawa Electric Corp.	17,700	451,707
Yokogawa Electric Corp.	13,300	282,882
Zensho Holdings Co. Ltd.	6,300	356,786
ZOZO, Inc.	6,400	197,107
		$177,877,944
Netherlands — 4.3%
Aalberts NV	5,731	$203,773
ABN AMRO Bank NV(3)	22,777	351,485
Adyen NV(2)(3)	1,644	2,443,112
Aegon Ltd.	66,078	393,211
AerCap Holdings NV	16,197	1,550,053
Akzo Nobel NV	10,741	644,707
Arcadis NV	3,414	207,756
Argenx SE(2)(5)	2,873	1,774,686
Argenx SE(2)(5)	475	293,413
ASM International NV	2,486	1,437,368
ASML Holding NV	21,423	15,005,402
ASR Nederland NV	6,938	329,984
BE Semiconductor Industries NV	4,086	560,060
Euronext NV(3)	4,020	450,992
Ferrovial SE	24,301	1,020,025
Havas NV(1)(2)	108,534	182,398
IMCD NV	3,640	540,943
ING Groep NV, Series N	154,622	2,423,170
JDE Peet's NV	6,901	118,566
Koninklijke Ahold Delhaize NV	58,098	1,898,611
Koninklijke KPN NV	188,863	688,677
Koninklijke Vopak NV	10,581	465,724
NN Group NV	13,281	579,165
NXP Semiconductors NV	13,795	2,867,291
Prosus NV	72,228	2,870,835
Randstad NV	6,100	256,825
Stellantis NV	118,178	1,537,309
STMicroelectronics NV(5)	17,285	432,934
STMicroelectronics NV(5)	17,924	445,970
Universal Music Group NV	43,521	1,113,229
Wolters Kluwer NV	13,700	2,276,177
		$45,363,851
New Zealand — 0.2%
Auckland International Airport Ltd.	78,614	$382,190
Fisher & Paykel Healthcare Corp. Ltd.	26,716	574,211
Security	Shares	Value
New Zealand (continued)
Meridian Energy Ltd.	60,330	$ 199,319
Xero Ltd.(2)	6,503	676,722
		$ 1,832,442
Norway — 0.5%
DNB Bank ASA	51,807	$ 1,034,297
Gjensidige Forsikring ASA	12,137	214,404
Kongsberg Gruppen ASA	5,804	652,989
Mowi ASA	34,904	598,194
Norsk Hydro ASA	185,681	1,021,371
Orkla ASA	62,474	540,472
Salmar ASA	5,001	237,692
Schibsted ASA, Class A	11,091	342,843
Storebrand ASA	27,289	291,004
Telenor ASA	45,605	508,823
Yara International ASA	11,885	314,618
		$5,756,707
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	543,542	$260,873
EDP SA	209,385	669,826
Jeronimo Martins SGPS SA	19,321	368,905
		$1,299,604
Singapore — 1.3%
CapitaLand Ascendas REIT	177,800	$333,901
CapitaLand Integrated Commercial Trust	326,800	460,857
CapitaLand Investment Ltd.	128,100	245,575
DBS Group Holdings Ltd.	99,971	3,203,617
Flex Ltd.(2)	20,684	794,059
Grab Holdings Ltd., Class A(2)	120,254	567,599
Oversea-Chinese Banking Corp. Ltd.	163,471	1,996,483
Sea Ltd. ADR(2)	18,534	1,966,457
Singapore Airlines Ltd.(1)	89,956	424,093
Singapore Exchange Ltd.	35,500	330,917
Singapore Technologies Engineering Ltd.	94,000	320,743
Singapore Telecommunications Ltd.	387,412	872,772
United Overseas Bank Ltd.	61,059	1,621,475
		$13,138,548
South Korea — 2.9%
AMOREPACIFIC Corp.	1,559	$110,326
Doosan Enerbility Co. Ltd.(2)	32,112	377,539
Hana Financial Group, Inc.	15,371	588,145
HD Hyundai Electric Co. Ltd.	1,310	336,810
HMM Co. Ltd.	17,532	209,427
Hyundai Mobis Co. Ltd.	3,926	624,378
Hyundai Motor Co.	11,443	1,624,570
Industrial Bank of Korea	13,893	134,683
Kakao Corp.	18,710	479,469
KakaoBank Corp.	9,271	130,992

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
KB Financial Group, Inc.	19,615	$ 1,104,540
Kia Corp.	14,114	955,088
Krafton, Inc.(2)	1,857	391,316
KT Corp.	7,272	216,381
LG Chem Ltd.	3,542	593,397
LG Electronics, Inc.	6,427	361,095
LG Energy Solution Ltd.(2)	2,471	577,067
Meritz Financial Group, Inc.	4,337	304,702
Naver Corp.(2)	8,644	1,153,368
POSCO Holdings, Inc.	10,693	1,824,051
Samsung Biologics Co. Ltd.(2)(3)	1,060	679,214
Samsung C&T Corp.	4,647	359,070
Samsung Electro-Mechanics Co. Ltd.	3,347	277,610
Samsung Electronics Co. Ltd.	309,188	11,033,932
Samsung Heavy Industries Co. Ltd.(2)	40,584	309,637
Samsung Life Insurance Co. Ltd.(2)	4,125	263,963
Samsung SDS Co. Ltd.	2,354	202,562
Shinhan Financial Group Co. Ltd.	23,071	748,119
SK Hynix, Inc.	32,272	3,698,059
SK Square Co. Ltd.(2)	4,805	252,346
SK Telecom Co. Ltd.	5,827	218,350
Woori Financial Group, Inc.	32,388	337,460
		$30,477,666
Spain — 2.1%
Acciona SA	1,468	$165,196
Aena SME SA(3)	4,079	832,514
Amadeus IT Group SA	23,720	1,674,257
Banco Bilbao Vizcaya Argentaria SA	280,923	2,748,671
Banco de Sabadell SA	265,790	516,503
Banco Santander SA	736,327	3,406,431
Bankinter SA	23,595	186,741
CaixaBank SA	196,069	1,064,492
Cellnex Telecom SA(2)(3)	29,949	945,985
EDP Renovaveis SA	12,438	129,186
Endesa SA	18,503	397,893
Grifols SA(1)(2)	32,126	303,592
Iberdrola SA	324,812	4,475,980
Industria de Diseno Textil SA	53,631	2,747,191
International Consolidated Airlines Group SA	163,268	615,060
Mapfre SA	63,000	159,718
Merlin Properties Socimi SA	23,269	245,255
Naturgy Energy Group SA	5,676	137,440
Redeia Corp. SA	17,781	303,634
Telefonica SA(1)	203,563	830,715
		$21,886,454
Sweden — 3.0%
AAK AB	12,128	$345,427
AddTech AB, Class B	15,456	421,143
Alfa Laval AB	16,819	703,961
Security	Shares	Value
Sweden (continued)
Assa Abloy AB, Class B	57,568	$ 1,700,345
Atlas Copco AB, Class A	228,547	3,488,003
Axfood AB	5,804	122,750
Beijer Ref AB	23,956	353,544
Boliden AB	40,758	1,146,722
Castellum AB(2)	19,997	218,391
Epiroc AB, Class A	58,344	1,016,797
EQT AB	20,097	555,558
Essity AB, Class B	31,088	831,238
H & M Hennes & Mauritz AB, Class B(1)	29,152	392,934
Hexagon AB, Class B	115,727	1,104,896
Holmen AB, Class B	6,436	236,076
Husqvarna AB, Class B(1)	19,098	99,659
Industrivarden AB, Class A	12,183	385,094
Indutrade AB	14,507	363,500
Investment AB Latour, Class B	9,861	245,970
Investor AB, Class B	116,356	3,081,913
L E Lundbergforetagen AB, Class B	4,524	204,991
Lifco AB, Class B	12,322	357,144
Nibe Industrier AB, Class B	107,459	419,946
Saab AB, Class B	20,088	424,404
Sagax AB, Class B	10,955	224,820
Sandvik AB	60,852	1,091,160
Skandinaviska Enskilda Banken AB, Class A	81,127	1,111,771
Skanska AB, Class B	17,772	373,698
SKF AB, Class B	24,746	464,470
Spotify Technology SA(2)	7,984	3,571,882
SSAB AB, Class A	116,016	470,763
Svenska Cellulosa AB SCA, Class B	37,124	470,865
Svenska Handelsbanken AB, Class A	73,012	753,852
Sweco AB, Class B	8,161	121,508
Swedbank AB, Class A	48,033	948,457
Swedish Orphan Biovitrum AB(2)	11,878	341,155
Tele2 AB, Class B	26,729	264,343
Telia Co. AB	147,441	409,810
Trelleborg AB, Class B	12,703	434,704
Volvo AB, Class B	96,948	2,356,047
		$31,629,711
Switzerland — 8.7%
ABB Ltd.	89,207	$4,817,041
Adecco Group AG	9,536	235,565
Alcon AG	25,221	2,138,426
Avolta AG	4,955	198,913
Bachem Holding AG	1,448	92,603
Baloise Holding AG	2,120	384,151
Banque Cantonale Vaudoise	1,552	142,901
Barry Callebaut AG	180	239,663
Belimo Holding AG	579	382,899
BKW AG	797	132,047
Chocoladefabriken Lindt & Spruengli AG PC	120	1,331,140

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Chubb Ltd.	18,775	$ 5,187,532
Cie Financiere Richemont SA, Class A	23,933	3,620,443
Clariant AG	14,162	158,065
Coca-Cola HBC AG	11,049	377,455
DSM-Firmenich AG	10,289	1,040,053
Emmi AG	100	81,177
Flughafen Zurich AG	1,193	286,391
Garmin Ltd.	7,969	1,643,686
Geberit AG	4,270	2,421,618
Georg Fischer AG	3,626	274,508
Givaudan SA	473	2,067,664
Helvetia Holding AG	1,926	317,664
Holcim AG	40,935	3,941,425
Julius Baer Group Ltd.	8,751	567,689
Kuehne & Nagel International AG	2,477	568,331
Logitech International SA	7,678	633,789
Lonza Group AG	3,511	2,072,327
Nestle SA	147,011	12,061,248
Novartis AG	100,840	9,817,503
On Holding AG, Class A(2)	10,180	557,559
Partners Group Holding AG	972	1,320,260
PSP Swiss Property AG	1,851	263,421
Roche Holding AG	37,525	10,492,238
Schindler Holding AG	3,497	953,986
SFS Group AG	841	116,525
SGS SA	8,187	821,298
SIG Group AG	13,847	273,795
Sika AG	8,458	2,018,138
Sonova Holding AG	2,601	850,552
Straumann Holding AG	5,269	663,691
Swatch Group AG	1,863	338,621
Swiss Life Holding AG	1,304	1,006,776
Swiss Prime Site AG	4,262	464,535
Swiss Re AG	12,687	1,837,515
Swisscom AG	1,357	755,243
TE Connectivity PLC	16,176	2,312,683
Temenos AG	2,695	190,430
UBS Group AG	146,086	4,472,675
VAT Group AG(3)	1,514	572,464
Zurich Insurance Group AG	6,686	3,976,603
		$91,492,925
Taiwan — 6.4%
Accton Technology Corp.	30,000	$705,113
Advantech Co. Ltd.	27,246	287,343
Airtac International Group	8,000	205,488
Alchip Technologies Ltd.	4,000	398,526
ASE Technology Holding Co. Ltd.	182,904	898,139
Asia Vital Components Co. Ltd.	17,000	320,701
Cathay Financial Holding Co. Ltd.	477,973	994,123
Chailease Holding Co. Ltd.	96,174	330,928
Security	Shares	Value
Taiwan (continued)
Chang Hwa Commercial Bank Ltd.	431,268	$ 234,596
Cheng Shin Rubber Industry Co. Ltd.	98,000	146,368
Chunghwa Telecom Co. Ltd.	199,055	749,328
CTBC Financial Holding Co. Ltd.	857,000	1,020,205
Delta Electronics, Inc.	100,319	1,313,099
E Ink Holdings, Inc.	60,000	499,605
E.Sun Financial Holding Co. Ltd.	868,198	712,737
EVA Airways Corp.	198,000	267,560
Evergreen Marine Corp. Taiwan Ltd.	66,200	454,110
Far EasTone Telecommunications Co. Ltd.	118,073	321,702
First Financial Holding Co. Ltd.	589,094	486,436
Fubon Financial Holding Co. Ltd.	456,988	1,256,721
Gigabyte Technology Co. Ltd.	30,000	248,217
Global Unichip Corp.	4,000	165,154
Globalwafers Co. Ltd.	13,000	151,076
Hotai Motor Co. Ltd.	15,320	288,943
Hua Nan Financial Holdings Co. Ltd.	524,126	417,462
Inventec Corp.	143,000	217,908
Lite-On Technology Corp.	125,000	378,445
MediaTek, Inc.	87,883	3,778,066
Mega Financial Holding Co. Ltd.	633,468	746,810
Nanya Technology Corp.(2)	53,000	47,164
Novatek Microelectronics Corp.	34,000	519,396
President Chain Store Corp.	29,828	239,165
Quanta Computer, Inc.	149,398	1,300,276
Realtek Semiconductor Corp.	26,000	449,343
SinoPac Financial Holdings Co. Ltd.	596,264	415,707
Taishin Financial Holding Co. Ltd.	693,059	367,438
Taiwan Cooperative Financial Holding Co. Ltd.	567,000	419,860
Taiwan Mobile Co. Ltd.	90,748	314,000
Taiwan Semiconductor Manufacturing Co. Ltd.	1,244,240	40,437,829
TCC Group Holdings Co. Ltd.	1,070,000	1,033,716
Unimicron Technology Corp.	78,000	334,227
Uni-President Enterprises Corp.	310,000	764,271
United Microelectronics Corp.	660,000	859,714
Wan Hai Lines Ltd.	99,270	245,316
Wiwynn Corp.	6,000	476,324
Yageo Corp.	23,091	379,962
Yang Ming Marine Transport Corp.	122,000	281,515
Yuanta Financial Holding Co. Ltd.	608,912	630,253
		$67,510,385
United Kingdom — 11.7%
3i Group PLC	55,784	$2,483,125
Admiral Group PLC	16,872	557,384
Anglo American PLC	111,993	3,311,314
Antofagasta PLC	51,174	1,013,730
Ashtead Group PLC	29,386	1,818,054
Associated British Foods PLC	21,710	553,787
AstraZeneca PLC	85,215	11,110,298
Auto Trader Group PLC(3)	63,000	623,376

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Aviva PLC	171,718	$ 1,006,457
B&M European Value Retail SA	66,470	304,763
BAE Systems PLC	213,268	3,059,387
Barclays PLC	850,199	2,844,081
Barratt Redrow PLC	95,823	525,290
Beazley PLC	35,193	359,267
Berkeley Group Holdings PLC	6,145	299,055
BP PLC	1,118,471	5,528,564
British Land Co. PLC	52,144	235,056
BT Group PLC(1)	368,849	664,844
Bunzl PLC	21,073	867,684
Centrica PLC	305,679	509,986
Coca-Cola Europacific Partners PLC	14,717	1,130,413
Compass Group PLC	124,159	4,131,194
ConvaTec Group PLC(3)	109,730	303,305
Croda International PLC	10,017	423,692
Diageo PLC	158,675	5,042,346
Diploma PLC	7,669	406,282
DS Smith PLC	98,333	665,056
GSK PLC	253,602	4,277,572
Haleon PLC	432,136	2,037,586
Halma PLC	26,048	873,882
Hargreaves Lansdown PLC	17,001	233,291
Hikma Pharmaceuticals PLC	8,426	210,075
Hiscox Ltd.	23,942	324,031
Howden Joinery Group PLC	34,711	343,867
HSBC Holdings PLC	947,202	9,304,457
IMI PLC	15,358	348,809
Informa PLC	95,118	948,669
InterContinental Hotels Group PLC	10,006	1,244,982
Intermediate Capital Group PLC	17,068	439,914
Intertek Group PLC	10,313	609,290
Investec PLC	30,875	209,882
J Sainsbury PLC	137,316	469,227
JD Sports Fashion PLC	156,919	187,556
Kingfisher PLC	100,207	311,479
Land Securities Group PLC	43,388	316,862
Legal & General Group PLC	318,160	913,541
Lloyds Banking Group PLC	3,629,909	2,478,965
London Stock Exchange Group PLC	25,173	3,553,290
LondonMetric Property PLC	117,286	264,541
M&G PLC	133,855	331,241
Marks & Spencer Group PLC	132,484	620,448
Melrose Industries PLC	89,177	616,247
Mondi PLC	31,394	467,382
National Grid PLC	297,614	3,535,729
NatWest Group PLC	414,007	2,074,693
Next PLC	6,721	797,260
Pearson PLC	45,857	735,336
Persimmon PLC	18,827	281,227
Phoenix Group Holdings PLC	44,111	281,085
Security	Shares	Value
United Kingdom (continued)
Prudential PLC	157,676	$ 1,251,320
Reckitt Benckiser Group PLC	39,353	2,382,067
RELX PLC	126,289	5,722,023
Rentokil Initial PLC	168,068	838,907
Rightmove PLC	51,908	415,451
Sage Group PLC	67,652	1,074,887
Schroders PLC	52,561	212,458
Segro PLC	87,162	764,503
Severn Trent PLC	17,535	549,765
Smith & Nephew PLC	59,034	731,574
Smiths Group PLC	22,433	480,976
Spirax Group PLC	5,247	448,834
SSE PLC	69,447	1,392,029
Standard Chartered PLC	112,308	1,382,645
Subsea 7 SA	31,070	494,326
Taylor Wimpey PLC	220,021	334,873
Tesco PLC	497,511	2,288,226
Tritax Big Box REIT PLC	144,496	240,300
Unilever PLC	132,899	7,551,400
UNITE Group PLC	22,917	231,881
United Utilities Group PLC	39,725	522,572
Vistry Group PLC(2)	20,077	143,118
Vodafone Group PLC	1,435,941	1,224,970
Weir Group PLC	16,697	454,837
Whitbread PLC	12,863	473,487
Wise PLC, Class A(2)	44,018	585,059
WPP PLC	80,216	826,854
		$122,439,548
Total Common Stocks (identified cost $887,435,815)		$1,039,057,089

Warrants — 0.0%

Security	Shares	Value
Canada — 0.0%
Constellation Software, Inc., Exp. 3/31/40(1)(2)	1,141	$ 0
Total Warrants (identified cost $0)		$ 0

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.6%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(6)	2,954,093	$ 2,954,093
Total Affiliated Fund (identified cost $2,954,093)		$ 2,954,093
Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.46%(7)	3,622,219	$ 3,622,219
Total Securities Lending Collateral (identified cost $3,622,219)		$ 3,622,219
Total Short-Term Investments (identified cost $6,576,312)		$ 6,576,312

Total Investments — 99.8% (identified cost $894,012,127)	$1,045,633,401
Other Assets, Less Liabilities — 0.2%	$ 1,656,857
Net Assets — 100.0%	$1,047,290,258

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $10,841,145 and the total market value of the collateral received by the Fund was $11,454,260, comprised of cash of $3,622,219 and U.S. government and/or agencies securities of $7,832,041.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $12,375,736 or 1.2% of the Fund's net assets.
(4)	Represents an investment in an issuer that may be deemed to be an affiliate.
(5)	Securities are traded on separate exchanges for the same entity.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
(7)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	23.5%
Industrials	16.2
Information Technology	16.2
Health Care	10.1
Consumer Discretionary	9.3
Consumer Staples	7.3
Materials	6.2
Communication Services	4.8
Utilities	2.8
Real Estate	1.8
Energy	1.0
Total	99.2%

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2024.

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2024, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $10,282,971, which represents 1.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$6,539,625	$ 227,511	$ (334,249)	$9,207	$886,784	$ 7,328,878	$ —	627,757
Short-Term Investments
Liquidity Fund, Institutional Class(1)	895,383	20,586,680	(18,527,970)	—	—	2,954,093	21,838	2,954,093
Total				$9,207	$886,784	$10,282,971	$21,838

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$57,130,832	$ —	$57,130,832
Austria	—	2,787,383	—	2,787,383
Belgium	291,004	7,058,551	—	7,349,555
Canada	108,667,239	—	—	108,667,239
Denmark	—	23,920,209	—	23,920,209
Finland	—	8,908,232	—	8,908,232
France	149,999	88,892,285	—	89,042,284
Germany	1,665,894	73,402,020	—	75,067,914
Hong Kong	—	14,997,940	—	14,997,940
Ireland	1,286,571	10,161,174	—	11,447,745
Israel	4,737,006	2,488,246	—	7,225,252
Italy	—	21,806,719	—	21,806,719
Japan	—	177,877,944	—	177,877,944
Netherlands	4,599,742	40,764,109	—	45,363,851
New Zealand	—	1,832,442	—	1,832,442
Norway	—	5,756,707	—	5,756,707
Portugal	—	1,299,604	—	1,299,604
Singapore	3,328,115	9,810,433	—	13,138,548
South Korea	—	30,477,666	—	30,477,666
Spain	—	21,886,454	—	21,886,454

Calvert
International Responsible Index Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sweden	$3,571,882	$28,057,829	$ —	$31,629,711
Switzerland	9,701,460	81,791,465	—	91,492,925
Taiwan	—	67,510,385	—	67,510,385
United Kingdom	1,130,413	121,309,135	—	122,439,548
Total Common Stocks	$139,129,325	$899,927,764(1)	$ —	$1,039,057,089
Warrants	$ —	$0	$ —	$0
Short-Term Investments:
Affiliated Fund	2,954,093	—	—	2,954,093
Securities Lending Collateral	3,622,219	—	—	3,622,219
Total Investments	$145,705,637	$899,927,764	$ —	$1,045,633,401

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.